Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Selling General And Administrative Expenses Abstract
Payroll and related expenses	[1]	$ 32,546	$ 32,637	$ 26,877
Depreciation and amortization		5,143	4,503	4,212
Professional fees		12,785	17,485	18,190
Business development expenses		4,004	12,174	15,607
Office Maintenance		9,383	7,301	6,524
Other expenses		56,520	21,849	13,305
Selling, general and ddministrative expenses		$ 120,381	$ 95,949	$ 84,715

[1]	A portion of this relates to profit sharing for CPV Group employees